Hyundai Auto Receivables Trust 2012-A
Monthly Servicing Report

Collection Period	February 2013
Distribution Date	3/15/2013
Transaction Month	12
30/360 Days	30
Actual/360 Days	28

I. ORIGINAL DEAL PARAMETERS

Cut off Date:	February 11, 2012
Closing Date:	March 7, 2012

	Dollars	Units	WAC	WARM
Original Pool Balance:	$1,397,373,464.10	83,457	4.60%	53.44
Original Adj. Pool Balance:	$1,364,698,133.80

		Dollar Amount	% of Pool	Note Rate	Final Payment Date
Class A-1 Notes	Fixed	$331,000,000.00	23.687%	0.29984%	March 15, 2013
Class A-2 Notes	Fixed	$313,000,000.00	22.399%	0.55000%	June 16, 2014
Class A-3 Notes	Fixed	$450,000,000.00	32.203%	0.72000%	March 15, 2016
Class A-4 Notes	Fixed	$166,980,000.00	11.950%	0.95000%	December 15, 2016
Class B Notes	Fixed	$25,250,000.00	1.807%	1.51000%	February 15, 2017
Class C Notes	Fixed	$38,890,000.00	2.783%	2.10000%	June 15, 2017
Class D Notes	Fixed	$29,340,000.00	2.100%	2.61000%	May 15, 2018
Total Securities		$1,354,460,000.00	96.929%

Overcollateralization		$10,238,133.80	0.733%
YSOA		$32,675,330.30	2.338%
Total Original Pool Balance		$1,397,373,464.10	100.00%

II. POOL BALANCE AND PORTFOLIO INFORMATION

	Beginning of Period		Ending of Period		Change
	Balance	Pool Factor	Balance	Pool Factor
Class A-1 Notes	$-	-	$-	-	$-
Class A-2 Notes	$145,710,265.06	0.4655280	$109,250,762.14	0.3490440	$36,459,502.92
Class A-3 Notes	$450,000,000.00	1.0000000	$450,000,000.00	1.0000000	$-
Class A-4 Notes	$166,980,000.00	1.0000000	$166,980,000.00	1.0000000	$-
Class B Notes	$25,250,000.00	1.0000000	$25,250,000.00	1.0000000	$-
Class C Notes	$38,890,000.00	1.0000000	$38,890,000.00	1.0000000	$-
Class D Notes	$29,340,000.00	1.0000000	$29,340,000.00	1.0000000	$-
Total Securities	$856,170,265.06	0.6321119	$819,710,762.14	0.6051938	$36,459,502.92

Weighted Avg. Coupon (WAC)	4.60%		4.60%
Weighted Avg. Remaining Maturity (WARM)	43.79		42.99
Pool Receivables Balance	$902,052,816.24		$864,586,473.32
Remaining Number of Receivables	67,781		66,284

Adjusted Pool Balance	$883,464,227.73		$847,004,724.82

III. COLLECTIONS

Principal:
Principal Collections	$36,173,507.11
Repurchased Contract Proceeds Related to Principal	$-
Recoveries/Liquidation Proceeds	$800,843.95
Total Principal Collections	$36,974,351.06

Interest:
Interest Collections	$3,394,834.89
Late Fees & Other Charges	$67,391.17
Interest on Repurchase Principal	$-
Total Interest Collections	$3,462,226.06

Collection Account Interest	$2,166.26
Reserve Account Interest	$403.93
Servicer Advances	$-

Total Collections	$40,439,147.31

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Hyundai Auto Receivables Trust 2012-A
Monthly Servicing Report

Collection Period	February 2013
Distribution Date	3/15/2013
Transaction Month	12
30/360 Days	30
Actual/360 Days	28

IV. DISTRIBUTIONS

Total Collections	$40,439,147.31
Reserve Account Release	$-
Total Available for Distribution	$40,439,147.31

		Amount Due	Interest Pymt Due but unpaid from prior periods	Amount Paid
1. Servicing Fee @1.00%:
Servicing Fee Due	1.00%	$751,710.68		$751,710.68	$751,710.68
Collection Account Interest					$2,166.26
Late Fees & Other Charges					$67,391.17
Total due to Servicer					$821,268.11

2. Class A Noteholders Interest:
Class A-1 Notes		$-		$-
Class A-2 Notes		$66,783.87		$66,783.87
Class A-3 Notes		$270,000.00		$270,000.00
Class A-4 Notes		$132,192.50		$132,192.50

Total Class A interest:		$468,976.37		$468,976.37	$468,976.37

3. First Priority Principal Distribution:		$-		$-	$-

4. Class B Noteholders Interest:		$31,772.92		$31,772.92	$31,772.92

5. Second Priority Principal Distribution:		$-		$-	$-

6. Class C Noteholders Interest:		$68,057.50		$68,057.50	$68,057.50

7. Third Priority Principal Distribution:		$-		$-	$-

8. Class D Noteholders Interest:		$63,814.50		$63,814.50	$63,814.50

Available Funds Remaining:					$38,985,257.91

Reserve Account Release					$-
Reserve Account Draw					$-

9. Regular Principal Distribution Amount:					$36,459,502.92

		Distributable Amount		Paid Amount
Class A-1 Notes				$-
Class A-2 Notes				$36,459,502.92
Class A-3 Notes				$-
Class A-4 Notes				$-
Class A Notes Total:		$36,459,502.92		$36,459,502.92
Class B Notes Total:		$-		$-
Class C Notes Total:		$-		$-
Class D Notes Total:		$-		$-
Total Noteholders Principal		$36,459,502.92		$36,459,502.92

10. Required Deposit to Reserve Account					0.00

11. Trustee Expenses					0.00

12. Remaining Available Collections Released to Certificateholder					2,525,754.99

V. YIELD SUPPLEMENT OVERCOLLATERALIZATION AMOUNT (YSOA)

Beginning Period Required Amount	$18,588,588.51
Beginning Period Amount	$18,588,588.51
Current Period Amortization	$1,006,840.00
Ending Period Required Amount	$17,581,748.50
Ending Period Amount	$17,581,748.50
Next Distribution Date Amount	$16,607,373.98

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Hyundai Auto Receivables Trust 2012-A
Monthly Servicing Report

Collection Period	February 2013
Distribution Date	3/15/2013
Transaction Month	12
30/360 Days	30
Actual/360 Days	28

VI. RESERVE ACCOUNT

Reserve Percentage of Initial Adjusted Pool Balance	0.50%
Beginning Period Required Amount	$6,823,490.67
Beginning Period Amount	$6,823,490.67
Current Period Release to Collection Account	$-
Current Period Deposit	$-
Current Period Release to Depositor	$-
Ending Period Required Amount (0.5% of APB of cut-off date)	$6,823,490.67
Ending Period Amount	$6,823,490.67

VII. OVERCOLLATERALIZATION

Overcollateralization Target	2.00%
Overcollateralization Floor	2.00%

	Beginning	Ending	Target
Overcollateralization Amount	$27,293,962.68	$27,293,962.68	$27,293,962.68
Overcollateralization as a % of Original Adjusted Pool	2.00%	2.00%	2.00%
Overcollateralization as a % of Current Adjusted Pool	3.09%	3.22%	3.22%

VIII. DELINQUENCY AND NET LOSS ACTIVITY

	Units Percent	Units	Dollars Percent	Dollar Amount
Current	98.95%	65,588	98.67%	$853,094,358.33
30 - 60 Days	0.84%	556	1.05%	$9,113,243.62
61 - 90 Days	0.18%	120	0.24%	$2,040,528.20
91 + Days	0.03%	20	0.04%	$338,343.17
		66,284		$864,586,473.32
Total
Delinquent Receivables 61 + days past due	0.21%	140	0.28%	$2,378,871.37
Delinquency Ratio 61+ for 1st Preceding Collection Period	0.25%	168	0.32%	$2,845,054.49
Delinquency Ratio 61+ for 2nd Preceding Collection Period	0.27%	186	0.35%	$3,288,248.87
Three-Month Average Delinquency Ratio	0.24%		0.31%

Repossession in Current Period		40		$738,014.30
Repossession Inventory		96		$751,915.43

Charge-Offs
Gross Principal of Charge-Off for Current Period				$1,292,835.81
Recoveries				$(800,843.95)
Net Charge-offs for Current Period				$491,991.86

Beginning Pool Balance for Current Period				$902,052,816.24

Net Loss Ratio				0.65%
Net Loss Ratio for 1st Preceding Collection Period				0.58%
Net Loss Ratio for 2nd Preceding Collection Period				0.51%
Three-Month Average Net Loss Ratio for Current Period				0.58%

Cumulative Net Losses for All Periods				$5,424,695.56
Cumulative Net Losses as a % of Initial Pool Balance				0.39%

Principal Balance of Extensions				$2,944,986.30
Number of Extensions				160

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